Schedule of deferred income and social contribution taxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	R$ 4,255	R$ 4,323	R$ 4,028
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	1,503	1,413	1,660
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities1]	(2,752)	(2,910)	(2,368)
[custom:DeferredIncomeTaxAssetsAndSocialContributionTaxNoncurrent-0]	2,465	2,453	2,430
[custom:NoncurrentPayablesOnSocialSecurityAndTaxes-0]	(962)	(1,040)	(770)
Tax Loss Carryforward [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	807	401	116
Provisions For Contingencies [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	542	538	544
Impairment On Investments [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	244	640	660
Provision P U T S A A G [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	216	182	164
Post Employment Obligations [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	1,981	2,168	2,090
Provision For Doubtful Trade Receivable [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	315	256	283
Other Deferred Income And Social Contribution Taxes Assets [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesAssets-0]	150	138	171
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(24)	(12)	(16)
Deemed Cost [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(219)	(225)	(232)
Cost Of Acquisition Of Equity Interests [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(466)	(486)	(503)
Borrowing Costs Capitalized [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(165)	(169)	(166)
Adjustment Of Expectation Of Cash Flow Concession Assets [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(245)	(242)	(247)
Revenues Arising From Transmission Contract Asset [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(895)	(768)	(624)
Adjustment To Fair Value Swap Gains [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(412)	(1,002)	(575)
Updating On Escrow Deposits [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	(7)	R$ (6)	R$ (5)
Reimbursement Of Costs G S F [Member]
IfrsStatementLineItems [Line Items]
[custom:DeferredIncomeAndSocialContributionTaxesLiabilities]	R$ (319)